UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31,2007

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   30-APR-07

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          113

Form 13F Information Table Value Total:      $142,872

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102      393     8343 SH       Sole                                       8343
AT & T Corp.                   COM              00206R102      275     6982 SH       Sole                                       6982
Abbott Laboratories            COM              002824100      338     6050 SH       Sole                                       6050
                                                                56     1000 SH       Defined                                    1000
Adobe Systems Inc.             COM              00724F101     2234    53578 SH       Sole                     1150             52428
                                                                70     1675 SH       Defined                                    1675
Alltel Corp                    COM              020039103     2544    41037 SH       Sole                      950             40087
                                                                51      825 SH       Defined                                     825
American Express Co.           COM              025816109     2921    51797 SH       Sole                     1050             50747
                                                                87     1545 SH       Defined                                    1545
Auto Data Processing           COM              053015103     2226    45994 SH       Sole                     1000             44994
                                                                82     1700 SH       Defined                                    1700
Bank of America Corp.          COM              060505104     3987    78138 SH       Sole                     1150             76988
                                                              1601    31385 SH       Defined                                   31385
Bear Stearns Cos. Inc.         COM              073902108     2826    18795 SH       Sole                      450             18345
                                                                60      400 SH       Defined                                     400
Becton, Dickinson & Company    COM              075887109     2459    31986 SH       Sole                      775             31211
                                                               119     1550 SH       Defined                                    1550
C.R. Bard Inc.                 COM              067383109     2577    32417 SH       Sole                      725             31692
                                                               105     1325 SH       Defined                                    1325
Chubb Corp.                    COM              171232101     2148    41579 SH       Sole                     1000             40579
                                                                43      825 SH       Defined                                     825
Cisco Systems, Inc.            COM              17275R102     1138    44575 SH       Sole                     1500             43075
                                                                 9      340 SH       Defined                                     340
Cohen Steers Realty Ishares    COM              464287564     1690    16373 SH       Sole                                      16373
                                                                51      490 SH       Defined                    40               450
Colgate Palmolive              COM              194162103      387     5800 SH       Sole                                       5800
Danaher Corp.                  COM              235851102     3826    53541 SH       Sole                     1100             52441
                                                               135     1895 SH       Defined                                    1895
Disney (Walt) Holding Co.      COM              254687106      131     3806 SH       Sole                                       3806
                                                               127     3680 SH       Defined                                    3680
Dow-Jones AIG Commodity ETN    COM              06738C778     2031    39970 SH       Sole                                      39970
                                                                75     1480 SH       Defined                    80              1400
Ecolab Inc.                    COM              278865100     2483    57737 SH       Sole                     1400             56337
                                                                38      875 SH       Defined                                     875
Electronic Arts, Inc.          COM              285512109     1217    24170 SH       Sole                      600             23570
                                                                45      900 SH       Defined                                     900
Emerson Electric Company       COM              291011104     2202    51106 SH       Sole                     1200             49906
                                                               107     2475 SH       Defined                                    2475
Exxon Mobil Corp.              COM              30231G102     4995    66207 SH       Sole                      500             65707
                                                               627     8310 SH       Defined                                    8310
Federal Express Corporation    COM              31428X106     2653    24694 SH       Sole                      325             24369
                                                                42      390 SH       Defined                                     390
First Data                     COM              319963104      267     9940 SH       Sole                                       9940
Fiserv Inc.                    COM              337738108     2678    50469 SH       Sole                     1125             49344
                                                                94     1775 SH       Defined                                    1775
General Electric Co.           COM              369604103     3926   111033 SH       Sole                     1275            109758
                                                               470    13291 SH       Defined                                   13291
GlaxoSmithKline ADR            ADR              37733W105      545     9858 SH       Sole                                       9858
                                                               170     3076 SH       Defined                                    3076
Hess Corporation               COM              42809h107      511     9215 SH       Sole                      500              8715
                                                                67     1200 SH       Defined                                    1200
Home Depot                     COM              437076102     2145    58388 SH       Sole                      600             57788
                                                                52     1415 SH       Defined                                    1415
Johnson & Johnson              COM              478160104     1887    31315 SH       Sole                      700             30615
                                                                72     1200 SH       Defined                                    1200
Johnson Controls Inc.          COM              478366107     2250    23780 SH       Sole                      500             23280
                                                                69      725 SH       Defined                                     725
KeyCorp New                    COM              493267108     2206    58874 SH       Sole                     1450             57424
                                                                63     1675 SH       Defined                                    1675
MSCI EAFE Ishares              COM              464287465     5427    71167 SH       Sole                                      71167
                                                               259     3390 SH       Defined                    90              3300
MSCI Emerging Markets Ishares  COM              464287234     3480    29867 SH       Sole                                      29867
                                                               141     1208 SH       Defined                    33              1175
Marriott Intl Inc New CL A     COM              571903202      362     7400 SH       Sole                                       7400
McGraw-Hill Inc.               COM              580645109     3960    62974 SH       Sole                     1000             61974
                                                               201     3190 SH       Defined                                    3190
P P G Industries Inc.          COM              693506107     1950    27735 SH       Sole                      600             27135
                                                                54      775 SH       Defined                                     775
PepsiCo Inc.                   COM              713448108     3042    47866 SH       Sole                      825             47041
                                                               491     7725 SH       Defined                                    7725
Pfizer Inc.                    COM              717081103      127     5027 SH       Sole                                       5027
                                                               136     5400 SH       Defined                                    5400
Pitney-Bowes Inc.              COM              724479100      270     5950 SH       Sole                                       5950
Procter & Gamble Co.           COM              742718109     1891    29945 SH       Sole                                      29945
                                                               275     4350 SH       Defined                                    4350
Quest Diagnostics              COM              74834l100     2960    59352 SH       Sole                      925             58427
                                                               107     2150 SH       Defined                                    2150
Regions Financial Corp.        COM              7591ep100     1920    54276 SH       Sole                     1275             53001
                                                               269     7610 SH       Defined                                    7610
S&P Mid Cap 400 Ishares        COM              464287507     5944    70256 SH       Sole                                      70256
                                                               233     2750 SH       Defined                   150              2600
S&P Small Cap 600 Ishares      COM              464287804     4163    61297 SH       Sole                                      61297
                                                               162     2385 SH       Defined                   135              2250
Schlumberger Ltd.              COM              806857108     3988    57714 SH       Sole                     1440             56274
                                                               281     4070 SH       Defined                                    4070
Sigma Aldrich Corp.            COM              826552101     2699    65014 SH       Sole                     1350             63664
                                                               113     2725 SH       Defined                                    2725
Southern Company               COM              842587107     3516    95935 SH       Sole                     1600             94335
                                                               453    12365 SH       Defined                                   12365
Standard & Poor's 500 Dep. Rec COM              78462f103     1303     9178 SH       Sole                                       9178
                                                                23      165 SH       Defined                                     165
Stryker Corp.                  COM              863667101     5906    89047 SH       Sole                     1200             87847
                                                                78     1175 SH       Defined                                    1175
Supervalu Inc.                 COM              868536103     2182    55837 SH       Sole                     1150             54687
                                                                67     1725 SH       Defined                                    1725
Tortoise Energy Infrastructure COM              89147l100     3305    85410 SH       Sole                     1000             84410
						               127     3275 SH       Defined                                    3275
U.S. Bancorp Del New           COM              902973304     1976    56512 SH       Sole                     1150             55362
                                                               416    11900 SH       Defined                                   11900
United Healthcare Corp.        COM              91324p102     2639    49820 SH       Sole                     1000             48820
                                                                85     1600 SH       Defined                                    1600
United Technologies Corp.      COM              913017109     3246    49935 SH       Sole                      650             49285
                                                               197     3030 SH       Defined                                    3030
Wachovia Corp New              COM              929903102      408     7412 SH       Defined                                    7412
Wal Mart Stores Inc.           COM              931142103      299     6371 SH       Sole                                       6371
                                                                 8      170 SH       Defined                                     170
Walgreen Company               COM              931422109     2033    44295 SH       Sole                      855              3380
Western Union                  COM              959802109      218     9940 SH       Sole                                       9940
Weyerhaeuser Co.               COM              962166104      572     7655 SH       Sole                                       7655
                                                                71      950 SH       Defined                                     950